Annual Fund Operating Expenses	Sep. 30, 2024
(AllianzIM International Equity Buffer15 Uncapped Jan ETF) | AllianzIM International Equity Buffer15 Uncapped Jan ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.79%	[1]
(AllianzIM International Equity Buffer15 Uncapped Apr ETF) | AllianzIM International Equity Buffer15 Uncapped Apr ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.79%	[2]
(AllianzIM International Equity Buffer15 Uncapped Jul ETF) | AllianzIM International Equity Buffer15 Uncapped Jul ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.79%	[3]
(AllianzIM International Equity Buffer15 Uncapped Oct ETF) | AllianzIM International Equity Buffer15 Uncapped Oct ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.79%	[4]

[1]	Other Expenses are estimated for the current fiscal year.
[2]	Other Expenses are estimated for the current fiscal year.
[3]	Other Expenses are estimated for the current fiscal year.
[4]	Other Expenses are estimated for the current fiscal year.